Document and Entity Information	Nov. 04, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 04, 2020
Entity Registrant Name	Paycom Software, Inc.
Entity Central Index Key	0001590955
Entity Emerging Growth Company	false
Entity File Number	001-36393
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	80-0957485
Entity Address, Address Line One	7501 W. Memorial Road
Entity Address City Or Town	Oklahoma City
Entity Address State Or Province	OK
Entity Address Postal Zip Code	73142
City Area Code	(405)
Local Phone Number	722-6900
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.01 par value
Trading Symbol	PAYC
Security Exchange Name	NYSE